Subsequent Events (Details) - Subsequent Event - USD ($) $ in Billions	2 Months Ended
	Mar. 28, 2024	Feb. 28, 2024
Subsequent Event [Line Items]
Cash consideration	$ 2.6
Repayments of debt	$ 2.0
GLobal Gaming and PlayDigital
Subsequent Event [Line Items]
Ownership percentage		54.00%
Ownership percentage by others		46.00%